Revenue Recognition - Schedule of Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Beginning balance	$ 824	$ 0
Additions and other adjustments	4,094	824
Ending balance	$ 4,918	$ 824